Share Capital - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Millions					1 Months Ended					12 Months Ended
	Dec. 22, 2025 USD ($)	Dec. 19, 2025 USD ($)	May 24, 2024 USD ($)	May 21, 2024 USD ($) $ / shares shares	Mar. 01, 2025 USD ($) shares	Mar. 01, 2025 CAD ($) $ / shares shares	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($) shares	Feb. 29, 2024 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 30, 2025 USD ($)	Dec. 12, 2025 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares				72,000,000
Share price (in dollars per share) | $ / shares				$ 4.17
Gross proceeds from issuing shares				$ 300,200,000
Proceeds from issuance of flow-through common shares			$ 287,500,000							$ 3,900,000	$ 287,500,000
Equity issuance transaction costs	$ 0.4	$ 2,300,000	$ 12,700,000
Number of flow through common shares issued | shares					800,000	800,000		1,900,000	1,900,000
Flow through common shares price (in dollars per share) | $ / shares						$ 12.25			$ 4.20
Net proceeds of flow through common shares						$ 10.0		$ 5,900,000	$ 8.0
Premium							$ 1,700,000	1,200,000
Total flow through common shares value					$ 5,100,000			$ 4,700,000
Amortization gains										$ 1,900,000	$ 1,100,000
Share repurchase program, authorized, number of shares | shares													57,000,000
Increase decrease through changes in repurchase and cancellation of shares | shares										2,600,000
Amount of shares repurchased and cancellation | shares										50,000,000
Shares repurchased (usd per share) | $ / shares										$ 16.87
Increase decrease through changes in repurchase and cancellation of shares value | shares										16,000,000
Share repurchase program, authorized, amount												$ 50,000,000
Northern Superior
Disclosure of classes of share capital [line items]
Total consideration transferred credit instant		329,000,000
Equity interests of acquirer		18,100,000
Cash payment by SADEX		$ 25,000,000
Orbec
Disclosure of classes of share capital [line items]
Total consideration transferred credit instant	14,200,000
Equity interests of acquirer	400,000
Cash payment by SADEX	$ 5,800,000